---------------------------------
                                              OMB APPROVAL
                                              OMB Number: 3235-0570
                                              Expires: October 31, 2006
                                              Estimated average burden
                                              hours per response. . . .. 19.3
                                              ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04933
                                 -----------------------------------------------

                      COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  P.O. BOX 1192, RICHMOND, VIRGINIA, 23229-1192
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

    ARTHUR E. ANDERSON II, ONE JAMES CENTER, 901 EAST CARY STREET, RICHMOND,
                                 VIRGINIA 23219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     (800) 338-3383
                                                     --------------------------

Date of fiscal year end:        3/31/04
                         ---------------------------

Date of reporting period:     4/1/03 TO 3/31/04
                          --------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

REGISTRANT'S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED MARCH 31, 2004 IS ATTACHED BELOW.

                                        LOGO

                                                                  * COMMONWEALTH
                                                               -----------------
                                                               Cash Reserve Fund


                                                                   ANNUAL REPORT

                                                                  March 31, 2004

================================================================================
                                            COMMONWEALTH CASH RESERVE FUND, INC.
                                                                   P.O. Box 1192
                                                   Richmond, Virginia 23209-1192
                                                                  (800) 338-3383

   COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

   MESSAGE TO OUR SHAREHOLDERS

   We are pleased to present the annual report for the Commonwealth Cash Reserve Fund, Inc. (the "Fund") for the year ended March 31, 2004. This has been a busy year for the Fund. On May 19, 2003, the Fund launched a new portfolio - CCRF FEDERAL - to meet the investment needs of public fund investors that want (or need) to limit their investments to obligations of the U.S. Government, its agencies and instrumentalities. CCRF Federal is managed by the same team of professionals that have operated the original portfolio (now referred to as CCRF PRIME) and is also "AAAm" rated by Standard & Poor's. This annual report includes financial information on both CCRF Federal and CCRF Prime.

   The last twelve months have also been a challenging time to manage short-term funds. A second year of historically low interest rates challenged investors to maximize investment income while protecting principal against a rise in rates that could erode market values. Short-term rates, captive to the overnight bank lending rate set by the Federal Reserve, moved hardly at all as the 1.25% Fed Funds rate of last January stepped down 25 basis points in June to its current 1.00% rate. The Fed Funds rate--at 1.00%, the lowest it has been in 46 years--resulted from the Fed's determination to boost growth as the economy struggled to regain its footing after the terrorist attack and the mild recession that retarded economic output during the fall of 2001. A low inflation rate gave the Fed the latitude to move inter-bank interest rates to near zero. In fact for much of the year the "real" interest rate (the difference between the federal funds rate and the rate of inflation) was actually negative.

   Easy money was accompanied by a highly stimulative fiscal policy. Spending by the Federal government grew substantially in 2003 and significant Federal tax cuts boosted consumer spending power. The Federal spending increase was related in part to the war in Iraq, but also extended to a host of domestic programs. The tax cuts helped to boost corporate profits and supported growth in retail sales which accounts for roughly 2/3 of final demand for goods and services. Growth in gross domestic product--the broadest measure of economic performance--accelerated from 2.2% in 2002 and 1.9% in the first half of 2003 to 6.1% in the last six months of the year, and the overall growth rate of 4.3% represented solid performance, although the result was somewhat disappointing when compared with growth rates at this point in other recent business cycles.

   The growth in the rate of economic output was accompanied by a declining rate of inflation; by year-end the consumer price index had risen only 1.1% compared with levels a year earlier. This resulted from strong improvements in productivity and declining unit labor costs that enabled businesses to raise output and improve profits without raising prices. Indeed productivity growth was the strongest since 2001. One unfortunate result of the productivity gains was continued weakness in the job market. Payrolls declined by 61,000 during the year, hardly satisfactory to either job seekers or political leaders, and the manufacturing sector lost over 500,000 jobs in the year, continuing a trend that began in the Fall of 2000. The first three months of 2004 saw a reversal of this trend, with a significant pick up in jobs.

   For most of the year we managed the CCRF portfolios to maximize yield in a stable to declining rate environment. The primary strategy was to maintain a relatively long weighted average maturity to capture the somewhat higher rates available in 9-12 month investments. We also redoubled our efforts to seek out investments that offered higher value and met CCRF's strict credit standards. The result was another year when the CCRF portfolios performed quite favorably when compared with their peers.

   Most economists expect that the next move by the Federal Reserve will be to raise short term interest rates, although the timing is subject to debate. When such a move comes it will be the first since early 2000, and even if the rises come in small increments, they could have a significant impact on the markets, given the very low current level of rates.

-------------------------------------------------------------------------------
                                        CCRF Annual Report ~ March 31, 2004 | 1

   COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

   MESSAGE TO OUR SHAREHOLDERS (CONTINUED)

   Four factors are likely to impact the timing of a rise in rates: sustained growth in non-farm payrolls, an unfavorable change in the current inflation rate, a significant drop in the value of the U.S. dollar in the foreign exchange markets, and the domestic and international political situation. This is a volatile mix that makes it particularly difficult to forecast market behavior.

   More important for the market than the actual move in overnight rates is the anticipation of a move. In recent years the market has often led the Fed in raising and lowering rates in expectation of changes in Fed policy. Under such circumstances investors could push rates higher much before the Fed takes its first steps.

   We will work diligently to produce a competitive return for CCRF shareholders without exposing the portfolios to any undue risk that could impact the net asset value in the current highly uncertain marketplace.

   Respectfully,
   PFM Asset Management LLC

   April 30, 2004

--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT AUDITORS

   To the Shareholders and the Board of Directors of the Commonwealth Cash Reserve Fund, Inc.

   We have audited the accompanying statement of net assets of the Commonwealth Cash Reserve Fund (the "CCRF Prime Portfolio") and the CCRF Federal Portfolio (collectively, the "Portfolios") (each a series of the Commonwealth Cash Reserve Fund, Inc. (the "Fund")) as of March 31, 2004, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Portfolios at March 31, 2004, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        Earnst & Young LLP
                                        ---------------------------------------
   Philadelphia, Pennsylvania           CCRF Annual Report ~ March 31, 2004 | 2
   April 30, 2004

   COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

   CCRF PRIME PORTFOLIO
   STATEMENT OF NET ASSETS
   MARCH 31, 2004

     Face
    Amount                                                                                        Value
    (000)                                                                                         (000)
-----------------------------------------------------------------------------------------------------------
                BANKERS' ACCEPTANCES (5.3%)
-----------------------------------------------------------------------------------------------------------
                Fleet National Bank
        $5,000     1.13%         5/10/04  ...................................................      $ 4,994
         2,500     1.13%         5/17/04  ...................................................        2,496
                Rabobank (NY)
         5,000     1.02%          4/1/04  ...................................................        5,000
         5,000     1.02%          4/5/04  ...................................................        5,000
-----------------------------------------------------------------------------------------------------------
        17,500  Total Bankers' Acceptances  (Amortized Cost $17,490)                                17,490
-----------------------------------------------------------------------------------------------------------
                ASSET-BACKED COMMERCIAL PAPER (3.9%)
-----------------------------------------------------------------------------------------------------------
                Yorktown Capital LLC
        13,000        1.03%      4/20/04  ...................................................       12,993
-----------------------------------------------------------------------------------------------------------
        13,000  Total Asset-Backed Commercial Paper (Amortized Cost $12,993)                        12,993
-----------------------------------------------------------------------------------------------------------
                COMMERCIAL PAPER (12.0%)
-----------------------------------------------------------------------------------------------------------
                CitiGroup
        13,000        1.02%       4/8/04  ...................................................       12,997
                CS First Boston
        13,000        1.02%      4/23/04  ...................................................       12,992
                UBS Finance Corp. (DE)
         5,000        1.03%       4/2/04  ...................................................        5,000
         9,000        1.03%       4/5/04  ...................................................        8,999
-----------------------------------------------------------------------------------------------------------
        40,000  Total Commercial Paper (Amortized Cost  $39,988)                                    39,988
-----------------------------------------------------------------------------------------------------------
                CORPORATE NOTES (7.4%)
-----------------------------------------------------------------------------------------------------------
                Associates Corp.
         1,600        1.14%      4/20/04  ...................................................        1,604
                General Electric Capital Corp.
         7,401        1.13%      4/23/04  ...................................................        7,420
         3,025        1.17%       5/3/04  ...................................................        3,041
         1,000        1.16%      9/15/04  ...................................................        1,028
         1,284        1.38%      1/28/05  ...................................................        1,314
                Wells Fargo Financial, Inc.
        10,000        1.17%      9/22/04  ...................................................       10,261
-----------------------------------------------------------------------------------------------------------
        24,310  Total Corporate Notes (Amortized Cost  $24,668)                                     24,668
-----------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (50.2%)
-----------------------------------------------------------------------------------------------------------
                Federal Home Loan Bank Discount Notes
         9,770        1.00%       4/7/04  ...................................................        9,768
        18,450        1.00%      4/23/04  ...................................................       18,439
                Federal Home Loan Bank Notes (Callable)
         5,000        1.45%       4/1/05  ...................................................        4,997
         6,000        1.30%      4/11/05  ...................................................        6,000
                Federal Home Loan Mortgage Corporation Discount Notes
         2,500        1.24%      2/23/05  ...................................................        2,472
                Federal Home Loan Mortgage Corporation Notes (Callable)
         2,000        1.40%       4/9/04  ...................................................        2,000
         5,000        1.20%       8/6/04  ...................................................        5,000
                Federal Home Loan Mortgage Corporation Separately Traded Registered Interest
                   and Principal Securities (STRIPS) Principal Only
         6,765        1.15%      7/15/04  ...................................................        6,743
-----------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements.

                                        ----------------------------------------
                                        CCRF Annual Report ~ March 31, 2004  | 3

   COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

   CCRF PRIME PORTFOLIO
   STATEMENT OF NET ASSETS (CONTINUED)
   MARCH 31, 2004

     Face
    Amount                                                                                        Value
    (000)                                                                                         (000)
-----------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (50.2%)
                    (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                Federal National Mortgage Association Mortgage-Backed Security Discount Notes
       $20,000        1.11%       4/1/04  ...................................................    $20,000
        20,833        1.11%       4/1/04  ...................................................     20,833
        17,000        1.11%       4/1/04  ...................................................     17,000
        20,000        1.04%       6/1/04  ...................................................     19,965
                Federal National Mortgage Association Notes (Callable)
        10,000        1.04%       4/2/04  ...................................................     10,000
        10,000        1.26%      8/27/04  ...................................................     10,000
         5,000        1.40%      3/29/05  ...................................................      5,000
         7,500        1.27%      4/25/05  ...................................................      7,500
                Federal National Mortgage Association Separately Traded Registered Interest
                   and Principal Securities (STRIPS) Principal Only
           945        1.45%     12/15/04  ...................................................        936
-----------------------------------------------------------------------------------------------------------
       166,763  Total U.S. Government and Agency Obligations (Amortized Cost $166,653)           166,653
-----------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (33.1%)
-----------------------------------------------------------------------------------------------------------
                Bear Stearns
        40,000        1.07%       4/1/04  ...................................................     40,000
                      (Dated 3/30/04, repurchase price $40,001, Collateralized
                      by Federal Home Loan Mortgage Corporation Adjustable Rate
                      Mortgage, 3.61%, maturing 3/1/34, market value $41,436)
        40,000        1.06%       4/2/04  ...................................................     40,000
                      (Dated 3/31/04, repurchase price $40,001, Collateralized
                      by Federal Home Loan Mortgage Corporation Adjustable Rate
                      Mortgage, 3.61%, maturing 3/1/34, market value $41,385)
                Goldman Sachs
        30,000        1.06%       4/1/04  ...................................................     30,000
                      (Dated 3/31/04, repurchase price $30,001, Collateralized by
                      Federal National Mortgage Association Notes, 5.5%, maturing
                      5/1/33, market value $30,907)
-----------------------------------------------------------------------------------------------------------
       110,000  Total Repurchase Agreements (Amortized Cost $110,000)                            110,000
-----------------------------------------------------------------------------------------------------------
     $ 371,573  TOTAL INVESTMENTS (111.9%) (AMORTIZED COST $371,792)                             371,792
-----------------------------------------------------------------------------------------------------------
                OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-11.9%)                             (39,645)*
-----------------------------------------------------------------------------------------------------------
                NET ASSETS (100.0%)
                        Applicable to 332,147,294 outstanding shares of beneficial
                        interest (2,000,000,000 shares authorized - no par value)              $ 332,147
===========================================================================================================
                NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
                      PER SHARE                                                                   $ 1.00
===========================================================================================================
                AT MARCH 31, 2004, NET ASSETS CONSISTED OF                           Amount         Per
                                                                                      (000)        Share
-----------------------------------------------------------------------------------------------------------
                Paid in Capital                                                     $ 332,147      $1.00
                Undistributed Net Investment Income                                       -           -
                Accumulated Net Realized Gain                                             -           -
                Unrealized Appreciation (Depreciation) of Investments                     -           -
-----------------------------------------------------------------------------------------------------------
                NET ASSETS                                                          $ 332,147      $1.00
===========================================================================================================

  * Includes a $40,000 liability for securities purchased and not yet settled.

  The accompanying notes are an integral part of these financial statements.

                                         ---------------------------------------
                                         CCRF Annual Report ~ March 31, 2004 | 4

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

   CCRF FEDERAL PORTFOLIO
   STATEMENT OF NET ASSETS
   MARCH 31, 2004

     Face
    Amount                                                                                        Value
    (000)                                                                                         (000)
-----------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS (100.1%)
-----------------------------------------------------------------------------------------------------------
                Federal Home Loan Bank Discount Notes
       $24,340        0.99%      4/16/04  ...................................................     $24,330
        14,315        0.98%      4/21/04  ...................................................      14,307
                Federal Home Loan Mortgage Corporation Discount Notes
        10,100        0.98%      4/20/04  ...................................................      10,095
         9,590        1.00%      5/25/04  ...................................................       9,575
        10,255        1.08%     11/15/04               ......................................      10,186
                Federal National Mortgage Association Discount Notes
           700        0.98%       4/1/04  ...................................................         700
        12,635        0.98%      4/21/04  ...................................................      12,628
                Federal National Mortgage Association Mortgage-Backed Security Discount Notes
        10,000        1.11%       4/1/04  ...................................................      10,000
                Federal National Mortgage Association Notes
        15,000        1.01%      5/19/04  ...................................................      14,980
-----------------------------------------------------------------------------------------------------------
       106,935  Total U.S. Government and Agency Obligations (Amortized Cost  $106,801)           106,801
-----------------------------------------------------------------------------------------------------------
     $ 106,935  TOTAL INVESTMENTS (100.1%) (AMORTIZED COST $106,801)                              106,801
-----------------------------------------------------------------------------------------------------------
                OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                   (52)
-----------------------------------------------------------------------------------------------------------
                NET ASSETS (100.0%)
                        Applicable to 106,748,676 outstanding shares of beneficial
                        interest (2,000,000,000 shares authorized - no par value)                $106,749
===========================================================================================================
                NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
                      PER SHARE                                                                    $ 1.00
===========================================================================================================
                AT MARCH 31, 2004, NET ASSETS CONSISTED OF                           Amount          Per
                                                                                      (000)         Share
-----------------------------------------------------------------------------------------------------------
                Paid in Capital                                                     $ 106,749       $1.00
                Undistributed Net Investment Income                                       -            -
                Accumulated Net Realized Gain                                             -            -
                Unrealized Appreciation (Depreciation) of Investments                     -            -
-----------------------------------------------------------------------------------------------------------
                NET ASSETS                                                          $ 106,749       $1.00
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                      -----------------------------------------
                                      CCRF Annual Report ~ March 31, 2004  |  5

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(000)                                                                           CCRF PRIME             CCRF FEDERAL
                                                                                PORTFOLIO               PORTFOLIO
                                                                          -----------------------  --------------------

                                                                                   Year                 May 19, 2003 *
                                                                                  Ended                     through
                                                                               March 31, 2004           March 31, 2004
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------
  Interest Income                                                                  $ 3,787               $ 1,410
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------
  Management Fees                                                                      535                   226
  Custodian Fees                                                                        48                    15
  Distribution Fees                                                                     42                    17
  Legal Fees                                                                            45                    33
  Audit Fees                                                                            14                    12
  Directors Fees and Expenses                                                            3                     3
  Registration Fees                                                                      8                    16
  Insurance, Rating Fees and Other                                                      11                    10
-----------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                                       706                   332
  Less Expenses Waived by Investment Advisor                                          (196)                 (158)
      Expenses Waived by Distributor                                                   (17)                   (8)
-----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                                         493                   166
-----------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                                              3,294                 1,244
-----------------------------------------------------------------------------------------------------------------------
  Net Realized Gains on Investments                                                     70                    23
-----------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations                             $ 3,364               $ 1,267
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(000)                                                                   CCRF PRIME                     CCRF FEDERAL
                                                                         PORTFOLIO                      PORTFOLIO
                                                          ---------------------------------------  --------------------

                                                                  Year               Year             May 19, 2003 *
                                                                  Ended              Ended                through
                                                             March 31, 2004     March 31, 2003        March 31, 2004
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
  Operations
      Net Investment Income                                      $ 3,294             $ 4,777                   $ 1,244
      Net Realized Gains on Investments                               70                 144                        23
-----------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets                                   3,364               4,921                     1,267
-----------------------------------------------------------------------------------------------------------------------
  Distributions
      Net Investment Income                                       (3,294)             (4,777)                   (1,244)
      Net Realized Gains on Investments                              (70)               (144)                      (23)
-----------------------------------------------------------------------------------------------------------------------
      Total Distributions                                         (3,364)             (4,921)                   (1,267)
-----------------------------------------------------------------------------------------------------------------------
  Capital Share Transactions (at $1.00 per share)
      Issued                                                     797,764             777,926                   348,366
      Redeemed                                                  (761,894)           (738,978)                 (242,884)
      Distributions Reinvested                                     3,364               4,921                     1,267
-----------------------------------------------------------------------------------------------------------------------
      Net Increase from Capital Share
           Transactions                                           39,234              43,869                   106,749
-----------------------------------------------------------------------------------------------------------------------
      Total Increase in Net Assets                                39,234              43,869                   106,749
-----------------------------------------------------------------------------------------------------------------------
  Net Assets
      Beginning of Period                                        292,913             249,044                         -
                                                                 -------             -------                  --------
      End of Period                                            $ 332,147           $ 292,913                 $ 106,749
=======================================================================================================================

  * Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

                                         ---------------------------------------
                                         CCRF Annual Report ~ March 31, 2004 | 6

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

CCRF PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                              YEAR ENDED MARCH 31,
                                                       -------------------------------------------------------------------
                                                              2004         2003          2002         2001          2000
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                        $1.000       $1.000        $1.000       $1.000        $1.000
 -------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                     0.010        0.016         0.031        0.062         0.053
 -------------------------------------------------------------------------------------------------------------------------
    Total From Operations                                     0.010        0.016         0.031        0.062         0.053
 -------------------------------------------------------------------------------------------------------------------------
 LESS: DISTRIBUTIONS
 -------------------------------------------------------------------------------------------------------------------------
    Net Investment Income                                    (0.010)      (0.016)       (0.031)      (0.062)       (0.053)
 -------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (0.010)      (0.016)       (0.031)      (0.062)       (0.053)
 -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                            $1.000       $1.000        $1.000       $1.000        $1.000
 =========================================================================================================================
 Total Return                                                  1.03%        1.65%         3.12%        6.46%         5.43%
 =========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000)                           $332,147     $292,913      $249,044     $252,502      $135,708

 Ratio of Expenses to Average Net Assets                       0.15%        0.15%         0.15%        0.15%         0.15%

 Ratio of Expenses to Average Net Assets Before Fee
   Waivers                                                     0.21%        0.22%         0.23%        0.24%         0.25%

  Ratio of Net Investment Income to Average Net
   Assets                                                      1.02%        1.57%         3.07%        6.24%         5.34%

 Ratio of Net Investment Income to Average Net
   Assets Before Fee Waivers                                   0.96%        1.50%         2.99%        6.15%         5.24%
 -------------------------------------------------------------------------------------------------------------------------

CCRF FEDERAL PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                                                         MAY 19, 2003*
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                              THROUGH
                                                                                                         MARCH 31, 2004
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                                                                         $1.000
 -------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                                                      0.008
 -------------------------------------------------------------------------------------------------------------------------
    Total From Operations                                                                                      0.008
 -------------------------------------------------------------------------------------------------------------------------
 LESS: DISTRIBUTIONS
 -------------------------------------------------------------------------------------------------------------------------
    Net Investment Income
                                                                                                              (0.008)
 -------------------------------------------------------------------------------------------------------------------------
    Total Distributions
                                                                                                              (0.008)
 -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                                                             $1.000
 =========================================================================================================================
 Total Return                                                                                                   0.83%
 =========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (000)                                                                            $106,749

 Ratio of Expenses to Average Net Assets                                                                        0.13%t

 Ratio of Expenses to Average Net Assets Before Fee Waivers                                                     0.25%t

 Ratio of Net Investment Income to Average Net Assets                                                           0.95%t

 Ratio of Net Investment Income to Average Net Assets Before Fee Waivers                                        0.83%t
 =========================================================================================================================

* Date of Commencement of Operations

t Annualized

The accompanying notes are an integral part of these financial statements.

                                        ----------------------------------------
                                        CCRF Annual Report ~ March 31, 2004  | 7

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION

A. The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers two separate investment portfolios (each a "Portfolio" and collectively, the "Portfolios"). Both the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio") are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

B. The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

     1. Securities held are stated at amortized cost, which approximates fair value at March 31, 2004. It is each Portfolio's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

     2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

     3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the respective Portfolio on the last day of each month.

     4. Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     5. Each Portfolio intends to qualify or to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At March 31, 2004, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

                                        ----------------------------------------
                                        CCRF Annual Report ~ March 31, 2004  | 8

COMMONWEALTH CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEES AND CHARGES

C. PFM Asset Management LLC, a registered investment advisor under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. Prior to July 31, 2002, Public Financial Management, Inc. served as investment adviser, administrator and transfer agent to the Prime Portfolio. On July 31, 2002, the Fund entered into agreements with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the Prime Portfolio, pursuant to separate agreements with the Fund. On May 5, 2003, the Fund entered into agreements with PFM to provide investment advisory, administration, and transfer agent service to the Federal Portfolio, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of each Portfolio's average daily net assets. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

     There were no transfer agent fees charged to the Portfolios by PFM during the year ended March 31, 2004. PFM voluntarily waived $196,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Portfolio's average net assets for the year ended March 31, 2004. Fees paid to PFM, after such waivers represented .10% of the Prime Portfolio's average net assets for the year ended March 31, 2004. PFM has agreed to contractually limit the expenses of the Federal Portfolio so that the aggregate operating expenses of the Federal Portfolio would not exceed .15% of the Portfolio's average net assets through January 27, 2005. As a result of this agreement and additional voluntary waivers, PFM waived $158,000 of fees under the Federal Portfolio advisory and administration agreements to minimize the operating expenses of the Federal Portfolio for the period May 19, 2003 (commencement of operations) through March 31, 2004. Fees paid to PFM, after such waivers represented .04% of the Federal Portfolio's average net assets on an annualized basis for the period May 19, 2003 through March 31, 2004.

     The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Distributor. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the year ended March 31, 2004, total expenses incurred by the Prime Portfolio to the Distributor under the Plan were approximately $25,000, after waiving fees of $17,500. For the period May 19, 2003 through March 31, 2004, total expenses incurred by the Federal Portfolio to the Distributor under the Plan were approximately $10,000, after waiving fees of $7,500.

     During the year ended March 31, 2004, the Fund incurred approximately $24,000 of legal expenses for services of a law firm of which the Secretary of the Fund is a Partner.

     The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

                                        ----------------------------------------
                                        CCRF Annual Report ~ March 31, 2004  | 9

COMMONWEALTH CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

GOVERNMENTAL ACCOUNTING STANDARDS

D. Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its March 31, 2004 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.

--------------------------------------------------------------------------------

THE FUND'S BOARD OF DIRECTORS
(Unaudited)

Each member of the Board of Directors of the Fund was elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described in the Fund's Prospectus and Statement of Additional Information.

OFFICERS AND AFFILIATED DIRECTORS. The following table sets forth certain information about the Fund's Officers, as well as those Directors who are affiliated with the Fund's investment advisor or principal underwriter and are therefore "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH FUND;
NAME                             (NUMBER OF PORTFOLIOS IN      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                          FUND COMPLEX OVERSEEN BY      YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER
AGE (SERVED SINCE)               DIRECTOR)                     AND/OR DIRECTOR)
------------------------------------------------------------------------------------------------------------------
JEFFREY A. LAINE                 Director, President &         President, Commonwealth Financial Group, Inc.,
38 Cohasset Lane                 Treasurer;                    (the Fund's Distributor) 1994-present; President,
Cherry Hill, NJ 08003            (2)                           Laine Financial Group, Inc., (an investment
Age: 45 (1986)                                                 advisory firm) 1992-present; (0)
------------------------------------------------------------------------------------------------------------------
MARTIN P. MARGOLIS               Director, Vice President;     President, PFM Asset Management LLC (the Fund's
One Keystone Plaza               (2)                           investment adviser) 2001-present; Managing
North Front & Market Streets                                   Director, Public Financial Management, Inc., (an
Harrisburg, PA 17101                                           investment advisory firm) 1986-present; (Cadre
Age: 59 (1996)                                                 Institutional Investors Trust)
------------------------------------------------------------------------------------------------------------------
ARTHUR E. ANDERSON II            Secretary;                    Mr. Anderson has been a partner of the law firm
One James Center                 (2)                           McGuire Woods LLP for more than the last five
901 E. Cary St.                                                years; (0)
Richmond, VA 23219
Age: 44 (1994)
------------------------------------------------------------------------------------------------------------------

                                       -----------------------------------------
                                       CCRF Annual Report ~ March 31, 2004  | 10

COMMONWEALTH CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
THE FUND'S BOARD OF DIRECTORS (CONTINUED)
(Unaudited)

INDEPENDENT DIRECTORS. The following table sets forth certain information about those Directors of the Fund who are not "interested persons" as that term is defined in the Investment Company Act of 1940 ("Independent Directors").

-------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH FUND;
NAME                             (NUMBER OF PORTFOLIOS IN      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                          FUND COMPLEX OVERSEEN BY      YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER AND/OR
AGE (SERVED SINCE)               DIRECTOR)                     DIRECTOR)
-------------------------------------------------------------------------------------------------------------------
GILES DODD                       Director;                     Director of Finance, City of Greenville, South
921 Lindsley Drive               (2)                           Carolina, 1993-1996; Retired Director of
Virginia Beach, VA 23454                                       Finance/Assistant City Manager, City of Virginia
Age: 76 (1996)                                                 Beach; Past President Virginia Government Finance
                                                               Officers Association; (0)
-------------------------------------------------------------------------------------------------------------------
ROBERT J. FAGG, JR.              Director;                     Retired Director of the Annual Giving Program,
1605 Westcastle Drive            (2)                           Virginia Commonwealth University, 1981-1998; (0)
Richmond, VA 23233
Age: 64 (1986)
-------------------------------------------------------------------------------------------------------------------
ROBERT R. SEDIVY                 Director;                     Vice President-Finance and Treasurer, Collegiate
3804 Wellesley Terrace Circle    (2)                           School, Richmond, Virginia, 1988-present; Past
Richmond, VA 23233                                             President Virginia Association of Independent
Age: 57 (1996)                                                 Schools, Financial Officers Group; (0)
-------------------------------------------------------------------------------------------------------------------

ADVISORY BOARD. The Board of Directors of the Fund has appointed an Advisory Board to provide consultation and advice to the Fund from time to time. The following table sets forth certain information about those individuals serving on the Advisory Board as of March 31, 2004:

-------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH FUND;
NAME                            (NUMBER OF PORTFOLIOS IN FUND  PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                          COMPLEX OVERSEEN BY ADVISORY  YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER AND/OR
AGE (SERVED SINCE)               BOARD MEMBER)                 DIRECTOR)
-------------------------------------------------------------------------------------------------------------------
LARRY W. DAVENPORT               Advisory Board Member; (2)    Director of Finance, Southeastern Public Service
1944 Ravencroft Lane                                           Authority, Virginia, 1998-present; Financial
Virginia Beach, VA 23454                                       Analyst, City of Virginia Beach, Virginia,
Age: 56 (1995)                                                 1998-present; (0)
-------------------------------------------------------------------------------------------------------------------
DENNIS W. KERNS                  Advisory Board Member; (2)    Director of Finance, King George County,
10459 Court House Drive                                        2001-present; Director of Finance, Culpepper County,
Suite 200                                                      1997-2001; Past President Virginia Government
King George, VA 22485                                          Finance Officers Group; (0)
Age: 66 (1996)
-------------------------------------------------------------------------------------------------------------------
CHRISTOPHER MARTINO              Advisory Board Member; (2)    Director of Finance, Prince William County,
1 County Complex Ct.                                           Virginia, February 1996-present; (0)
Prince William, VA 22192
Age: 46 (1996)
-------------------------------------------------------------------------------------------------------------------
ROGER W. MITCHELL, JR.           Advisory Board Member; (2)    Director of Finance/Treasurer, Town of Culpeper,
9461 Jamesons Mill Rd.                                         Virginia, 1991-2004; (0)
Culpeper, VA 22701
Age: 43 (1994)
-------------------------------------------------------------------------------------------------------------------
CLARENCE A. ROBINSON             Advisory Board Member; (2)    Director of Fiscal Affairs, City of
1401 Prince Edward St.                                         Fredericksburg, 1986-present; (0)
Fredericksburg, VA 22401
Age: 55 (1998)
-------------------------------------------------------------------------------------------------------------------

                                       -----------------------------------------
                                       CCRF Annual Report ~ March 31, 2004  | 11

COMMONWEALTH CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------

THE FUND'S BOARD OF DIRECTORS (CONTINUED)
(Unaudited)

The Fund does not pay fees to Directors who are "interested persons" or to any of the Fund's officers. No officer of the Fund received any remuneration as an officer or employee of the Fund during the year ended March 31, 2004, nor does the Fund intend to pay any remuneration to any officer during the coming fiscal year. Directors who are not "interested persons" of the Fund receive from the Fund an annual retainer of $1,000 plus $250 per meeting attended. For the year ended March 31, 2004, such fees totaled $5,500. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from the Fund.

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Fund and, as appropriate, the internal controls of certain service providers to the Fund; oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; act as a liaison between the Fund's independent auditors and the full Board; and undertake such other functions at the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee has met twice during the Fund 's current fiscal year.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.

--------------------------------------------------------------------------------

The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.

--------------------------------------------------------------------------------

PROXY VOTING RESULTS
(Unaudited)

At a special meeting of shareholders on January 27, 2004, the Fund Federal Portfolio shareholders voted on a proposal that the Corporation's Amended and Restated Articles of Incorporation be amended to permit the Corporation's Board of Directors to establish two separate series of shares within the Federal Portfolio. The number of shares voted on this proposal are as follows:


                                                         % OF OUTSTANDING               % OF SHARES
                               NUMBER OF SHARES                SHARES                      VOTED
                               ----------------                ------                      -----
        For                     126,517,219.37                   96.33%                      99.89%
        Against                              -                       -                          -
        Abstain                     137,044.06                     .11%                        .11%
                               ----------------           --------------                ------------
        Total                   126,654,263.43                   96.44%                     100.00%

     FEDERAL PORTFOLIO TOTALS:

         Record Total               131,331,014.36

         Voted Shares               126,654,263.43

         Percent Voted                       96.44%

                                       -----------------------------------------
                                       CCRF Annual Report ~ March 31, 2004  | 12

* COMMONWEALTH
-----------------
CASH RESERVE FUND

   INVESTMENT ADVISER
        PFM Asset Management LLC
        One Keystone Plaza, Suite 300
        North Front & Market Streets
        Harrisburg, Pennsylvania 17101

   CUSTODIAN
        State Street Bank & Trust Company
        125 Sunnynoll Court, Suite 200
        Winston-Salem, NC 27106

   ADMINISTRATOR AND TRANSFER AGENT
        PFM Asset Management LLC
        One Keystone Plaza, Suite 300
        North Front & Market Streets
        Harrisburg, Pennsylvania 17101

   DISTRIBUTOR
        Commonwealth Financial Group, Inc.
        38 Cohasset Lane
        Cherry Hill, New Jersey 08003

   INDEPENDENT AUDITORS
        Ernst & Young LLP
        Two Commerce Square, Suite 4000
        2001 Market Street
        Philadelphia, Pennsylvania 19103

   CO-COUNSEL
        McGuireWoods LLP                     This report is not authorized for
        One James Center                     distribution to prospective
        901 E. Cary Street                   investors unless preceded or
        Richmond, Virginia 23219             accompanied by a current
                                             prospectus. The prospectus can be
        Corsell Law Group Ltd                obtained from the Fund's
        Rose Tree Corporate Center II        Distributor. The prospectus
        Suite 6020                           provides more complete information
        1400 North Providence Road           including charges and expenses.
        Media, Pennsylvania 19063            Please read it carefully before
                                             investment.

ITEM 2. CODE OF ETHICS.

AT THE END OF THE REPORTING PERIOD, THE REGISTRANT HAD NOT ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE REGISTRANT HAD NOT ADOPTED SUCH A CODE OF ETHICS AS OF THE END OF THIS REPORTING PERIOD BECAUSE IT WAS IN THE PROCESS OF DRAFTING AND FORMALLY ADOPTING SUCH A CODE OF ETHICS AT A MEETING OF THE REGISTRANT'S BOARD OF DIRECTORS SUBSEQUENT TO THE END OF THE REPORTING PERIOD. ON APRIL 27, 2004, THE REGISTRANT ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS EXHIBIT 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT'S BOARD OF DIRECTORS BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE ARE FINANCIALLY LITERATE AND HAVE THE FINANCIAL KNOWLEDGE AND EXPERTISE NECESSARY TO UNDERSTAND THE FINANCIAL STATEMENTS AND OPERATIONS OF A REGISTERED INVESTMENT COMPANY THAT INVESTS EXCLUSIVELY IN SECURITIES ELIGIBLE FOR PURCHASE UNDER RULE 2A-7 OF THE INVESTMENT COMPANY ACT OF 1940. IN ADDITION, EACH OF THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE HAS SERVED IN SUCH CAPACITY FOR AT LEAST THE LAST EIGHT YEARS AND ARE FAMILIAR WITH THE OPERATIONS OF A MONEY MARKET FUND.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT FOR THE SERVICES LISTED BELOW WERE AS FOLLOWS:

                                      FISCAL YEAR                FISCAL YEAR
                                        ENDED                      ENDED
                                        3/31/04                   3/31/03
                                        -------                   -------

(a)  AUDIT FEES:                     $    25,600              $    12,000

(b) AUDIT-RELATED FEES:              $         0              $         0.

(c) TAX FEES:                        $         0              $         0

(d) ALL OTHER FEES:                  $         0              $         0

(e) (1) THE REGISTRANT'S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER WHICH WAS APPROVED BY THE REGISTRANT'S BOARD OF DIRECTORS ON JULY 31, 2003. INCLUDED IN THE REGISTRANT'S AUDIT COMMITTEE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) REGULATION S-X) TO THE REGISTRANT. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT'S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE.

THE REGISTRANT'S AUDIT COMMITTEE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

     (1) WITH RESPECT TO THE REGISTRANT, THE AGGREGAGE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF FEES PAID TO THE AUDITOR BY THE CORPORATION DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

     (2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE CORPORATION, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF FEES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

     (3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

     (4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE COMMITTEE.

(e) (2) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED

(f) NOT APPLIACBLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE EXCHANGE ACT.

ITEM 6. SCHEDULE OF INVESTMENTS

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS WERE INCLUDED IN THE ANNUAL REPORT TO SHAREHOLDERS WHICH WAS INCLUDED IN ITEM 1 OF THIS FILING.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-2(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 11. EXHIBITS.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON APRIL 27, 2004 IS ATTACHED AS EXHIBIT 11(a)(1).

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30A-2 OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 11(a)(2).

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30A-2(B) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 11(a)(2).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Commonwealth Cash Reserve Fund, Inc.
            -------------------------------------------------------------------

By (Signature and Title)*           /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                        Jeffrey A. Laine, President

Date    5/28/2004
     -------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, President


Date    5/28/2004
     -------------------------

By (Signature and Title)*           /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                                        Jeffrey A. Laine, Treasurer


Date    5/28/2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.